Transactions with Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended				120 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 23, 2013	Apr. 01, 2015
Related Party Transaction [Line Items]
Cost of marine petroleum products - related companies	$ 3,853,450	$ 6,286,453	$ 6,025,742
Cost of voyage revenues	14,827	14,729	16,202
Selling and distribution expenses	205,078	220,830	201,597
Trade payables to related companies	4	3,422
Trade Receivables from related companies	18,963	12,689
Due from related companies	6,887	5,973
Voyage revenues	28,780	30,410	25,049
Other revenues	47,372	40,393	27,214
Other payables to related companies	1,186	1,172
Sales of marine petroleum products - related companies	4,155,502	6,590,998	6,282,466
Office rentals incurred	36,043	34,715	19,427
Gain/(loss) on sale of vessel	$ (130)	(12,864)	(4,312)
Aegean Oil S.A.
Related Party Transaction [Line Items]
Number of service stations	560
Payment period					30 calendar days
Penalty on late payment					10.00%
Termination notice					12 months
Cost of marine petroleum products - related companies	$ 133,985	342,666	414,653
Cost of voyage revenues	180	1,362	3,976
Selling and distribution expenses	781	1,700	0
Trade payables to related companies	0	3,016
Trade Receivables from related companies	14,309	69
Due from related companies	4,524	1,798
Voyage revenues	2,732	0	0
Other payables to related companies	10	102
Aegean Shipping Management S.A.
Related Party Transaction [Line Items]
Cost of marine petroleum products - related companies	0	1,430	2,042
Trade Receivables from related companies	3,542	12,205
Due from related companies	1,190	1,139
Other revenues		41
Sales of marine petroleum products - related companies	1,724	7,653	7,818
General Maritime Corporation, renamed to Gerer8 Maritime Inc
Related Party Transaction [Line Items]
Cost of marine petroleum products - related companies	233	1,542	0
Trade Receivables from related companies	798	141
Due from related companies		0
Other payables to related companies		299
Sales of marine petroleum products - related companies	7,570	7,190	6,258
Unique Tankers LLC
Related Party Transaction [Line Items]
Due from related companies	0	419
Sales of marine petroleum products - related companies	1,247	9,858	0
Melco S.A.
Related Party Transaction [Line Items]
Cost of marine petroleum products - related companies	2,739	5,888	6,658
Trade payables to related companies	4	406
Other revenues	150
Other payables to related companies	18	8
Sales of marine petroleum products - related companies	0	3,709	7,667
Aegean V
Related Party Transaction [Line Items]
Due from related companies	100	750
Voyage revenues	0	1,809	8,756
Aegean VIII
Related Party Transaction [Line Items]
Due from related companies	581	1,448
Voyage revenues	5,345	3,352
Other related companies affiliated with the Chairman of the Board
Related Party Transaction [Line Items]
Due from related companies	192	228
Sales of marine petroleum products - related companies	1,005	2,838	1,024
Other related companies affiliated with founder or his relatives
Related Party Transaction [Line Items]
Cost of marine petroleum products - related companies	122	46
Voyage revenues	98	107	101
Other revenues	492	419
Other payables to related companies	1,158	763
Sales of marine petroleum products - related companies	187	0	0
Office rentals incurred	$ 602	$ 732	$ 724
Gain/(loss) on sale of vessel				$ (206)